STOCK-BASED COMPENSATION - Assumptions (Details)	12 Months Ended
	Mar. 31, 2026 yr shares $ / shares	Mar. 31, 2025 yr shares $ / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of stock options granted: Time-vested (in shares) | shares	1,054,106	241,327
Weighted average exercise price per option (in dollars per share)	$ 40.83	$ 45.37
Time-Vested Stock Options
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average risk-free interest rate	2.90%	3.75%
Dividend yield	0.00%	0.00%
Weighted average expected volatility	37.00%	35.00%
Weighted average expected life | yr	4,750	4,750
Number of stock options granted: Time-vested (in shares) | shares	354,106	241,327
Weighted average exercise price per option (in dollars per share)	$ 40.32	$ 45.37
Weighted average value per option: Time-vested (in dollars per share)	$ 14.52	$ 16.45